Trade and other receivables, net - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and other receivables, net [Line Items]
Revenue from contracts with customers		$ 826,641	$ 806,300	$ 961,370
Collections related to the sale		826,641	806,300	$ 961,370
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Account receivable related to sale of mining concessions		$ 1,900	$ 7,300
Amount transferred to a third party	$ 6,000